Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Collateralized transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 1,979	¥ 1,278
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	2,091	3,918
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,507	1,751
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 52	¥ 137